Property, Plant and Equipment - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 66,400
Property, plant and equipment at end of period	64,859	$ 66,400
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	25,102
Property, plant and equipment at end of period	25,240	25,102
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,487
Property, plant and equipment at end of period	152	1,487
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,057
Property, plant and equipment at end of period	1,055	1,057
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	38,357
Property, plant and equipment at end of period	38,020	38,357
Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	283
Property, plant and equipment at end of period	276	283
Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	114
Property, plant and equipment at end of period	116	114
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	137,082	131,895
Additions/Acquisitions	5,356	5,960
Transfers from exploration and evaluation assets	71	223
Derecognitions	(864)	(909)
Disposals	(35)
Foreign exchange adjustments and other	(797)	87
Property, plant and equipment at end of period	142,407	137,082
Cost | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	77,834	73,997
Additions/Acquisitions	3,564	4,146
Transfers from exploration and evaluation assets	71	73
Derecognitions	(394)	(382)
Disposals	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	81,075	77,834
Cost | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,438	7,283
Additions/Acquisitions	304	208
Transfers from exploration and evaluation assets	0	0
Derecognitions	(1)	3
Disposals	0
Foreign exchange adjustments and other	(517)	56
Property, plant and equipment at end of period	8,258	7,438
Cost | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,980	3,963
Additions/Acquisitions	75	48
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Disposals	0
Foreign exchange adjustments and other	(277)	31
Property, plant and equipment at end of period	4,332	3,980
Cost | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	46,856	45,710
Additions/Acquisitions	1,380	1,526
Transfers from exploration and evaluation assets	0	150
Derecognitions	(469)	(530)
Disposals	(35)
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	47,732	46,856
Cost | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	466	457
Additions/Acquisitions	8	9
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Disposals	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	474	466
Cost | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	508	485
Additions/Acquisitions	25	23
Transfers from exploration and evaluation assets	0	0
Derecognitions	0	0
Disposals	0
Foreign exchange adjustments and other	(3)	0
Property, plant and equipment at end of period	536	508
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(70,682)	(66,143)
Expense	5,489	5,508
Derecognitions	864	909
Disposals	2
Recoverability charge	1,620
Foreign exchange adjustments and other	623	(60)
Property, plant and equipment at end of period	(77,548)	(70,682)
Accumulated depletion and depreciation | Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(52,732)	(49,641)
Expense	3,502	3,468
Derecognitions	394	382
Disposals	0
Recoverability charge	0
Foreign exchange adjustments and other	(5)	5
Property, plant and equipment at end of period	(55,835)	(52,732)
Accumulated depletion and depreciation | Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,951)	(5,853)
Expense	117	149
Derecognitions	1	(3)
Disposals	0
Recoverability charge	1,620
Foreign exchange adjustments and other	419	(54)
Property, plant and equipment at end of period	(8,106)	(5,951)
Accumulated depletion and depreciation | Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,923)	(2,822)
Expense	148	118
Derecognitions	0	0
Disposals	0
Recoverability charge	0
Foreign exchange adjustments and other	206	(17)
Property, plant and equipment at end of period	(3,277)	(2,923)
Accumulated depletion and depreciation | Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(8,499)	(7,289)
Expense	1,684	1,733
Derecognitions	469	530
Disposals	2
Recoverability charge	0
Foreign exchange adjustments and other	0	7
Property, plant and equipment at end of period	(9,712)	(8,499)
Accumulated depletion and depreciation | Operating segments | Midstream and Refining
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(183)	(168)
Expense	15	15
Derecognitions	0	0
Disposals	0
Recoverability charge	0
Foreign exchange adjustments and other	0	0
Property, plant and equipment at end of period	(198)	(183)
Accumulated depletion and depreciation | Head Office
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(394)	(370)
Expense	23	25
Derecognitions	0	0
Disposals	0
Recoverability charge	0
Foreign exchange adjustments and other	3	(1)
Property, plant and equipment at end of period	$ (420)	$ (394)